Principal Accounting Policies (Consolidation) (Narrative) (Details)	12 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Aug. 31, 2012 Shengzixin Fund [Member] CNY	Dec. 31, 2012 Shengzixin Fund [Member] CNY	Dec. 31, 2012 VIEs [Member] CNY	Dec. 31, 2011 VIEs [Member] CNY	Dec. 31, 2010 VIEs [Member] CNY	Dec. 31, 2012 VIEs [Member] Equity Disposition Agreements [Member]	Dec. 31, 2012 VIEs [Member] Business Operation Agreements [Member]	Dec. 31, 2012 VIEs [Member] Exclusive Consulting and Service Agreements [Member]
Variable Interest Entity [Line Items]
Interest-free loans to shareholders of the VIEs		59,900,000	30,100,000	30,100,000
Fees provided		2,462,500,000	2,363,200,000	2,313,800,000
Initial term of agreements											20 years	20 years	20 years
Earliest expiration date of agreements											Jul. 01, 2028	Jul. 01, 2028	Jul. 01, 2028
Total assets of the consolidated VIEs								2,182,600,000	2,109,500,000
Accounts payable								473,600,000	200,400,000
Amounts due to related parties								69,200,000	411,600,000
Deferred revenue								68,700,000	136,800,000
Taxes payable								58,500,000	90,500,000
Other payables and accruals	81,621,000	508,533,000	415,977,000					257,600,000	239,800,000
Deferred tax liabilities		155,936,000	333,096,000					20,000,000	26,100,000
Total liabilities of the consolidated VIEs								947,600,000	1,105,200,000
Total equity of the consolidated VIEs	691,058,000	4,305,356,000	3,603,028,000	4,258,814,000	3,025,544,000			1,235,000,000	1,004,300,000
Registered capital and PRC statutory reserves								746,900,000	350,100,000
Net revenues of the consolidated VIEs	751,536,000	4,682,145,000	5,281,896,000	4,504,708,000				4,299,200,000	4,985,700,000	4,317,700,000
Cost of revenues of the consolidated VIEs	274,699,000	1,711,403,000	2,055,951,000	1,837,182,000				3,439,000,000	4,056,900,000	3,633,400,000
Net income of the consolidated VIEs	182,435,000	1,136,595,000	1,285,989,000	1,304,667,000				215,800,000	230,500,000	206,900,000
Investment amount with agreement						500,000,000
Contributed Amount to Shengzixin Fund							250,000,000